SCHEDULE OF LEASE RELATED ASSETS AND LIABILITIES (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2024 SGD ($)
Right-of-use Assets
Total right-of-use asset	$ 2,300,431	$ 3,142,849	$ 3,684,205
Liabilities
Operating lease liabilities current	807,500	1,103,206	1,089,515
Operating lease liabilities non-current	$ 1,546,806	2,113,246	2,668,293
Total lease liabilities		$ 3,216,452	$ 3,757,808